UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2010

1-888-562-1207

www.strategicinvestingfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO REVIEW
September 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2010, compared to its benchmark:

		Inception ** - September 30, 2010
Strategic Investing Long-Short Fund No-Load Class		(9.20)%
Strategic Investing Long-Short Fund Class C		(9.10)%
Strategic Investing Long-Short Fund Institutional Class		(9.10)%
S&P 500 Total Return Index		(4.21)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  The Fund’s total annual operating expenses are 2.49% for No-Load Class shares, 3.24% for Class C and 2.24% for Institutional Class shares per the April 7, 2010, Prospectus.  For performance information current to the most recent month-end, please call 1-888-562-1207.

** Inception date is May 3, 2010.

Top Ten Holdings by Industry	% of Net Assets
Equity Exchange Traded Funds	21.2%
Computers	8.9%
Internet	8.3%
Semiconductors	8.2%
Debt Exchange Traded Funds	5.6%
Retail	5.4%
Commodity Exchange Traded Funds	3.0%
Software	3.0%
Investment Companies	3.0%
REITs	3.0%
Other, Cash & Cash Equivalents	30.4%
	100.0%

STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 62.1%
	APPAREL - 2.9%
600	Steven Madden Ltd. *	$ 24,636

	COMPUTERS - 8.9%
100	Apple, Inc. *	28,375
550	Lexmark International, Inc. *	24,541
500	Riverbed Technology, Inc. *	22,790
		75,706
	ENERGY-ALTERNATE SOURCES - 2.8%
800	Trina Solar Ltd. - ADR *	24,144

	HEALTHCARE-SERVICES - 2.7%
900	Healthspring, Inc. *	23,256

	INSURANCE - 2.6%
400	Allied World Assurance Co. Holdings Ltd.	22,636

	INTERNET - 8.3%
150	Amazon.com, Inc. *	23,559
500	Ctrip.com International Ltd. - ADR *	23,875
1,300	TIBCO Software, Inc. *	23,062
		70,496
	INVESTMENT COMPANIES - 3.0%
2,400	PennantPark Investment Corp.	25,464

	IRON/STEEL - 2.8%
650	Mesabi Trust	23,595

	MACHINERY-DIVERSIFIED - 2.9%
275	Cummins, Inc.	24,909

	MISCELLANEOUS MANUFACTURING - 2.8%
800	Polypore International, Inc. *	24,128

	PHARMACEUTICALS - 2.8%
400	Herbalife Ltd.	24,140

	REITS - 3.0%
750	Realty Income Corp.	25,290

	RETAIL - 5.4%
500	Lululemon Athletica, Inc. *	22,360
800	Ulta Salon Cosmetics & Fragrance, Inc. *	23,360
		45,720
	SEMICONDUCTORS - 8.2%
1,400	Cirrus Logic, Inc. *	24,976
475	Rovi Corp. *	23,945
1,000	Skyworks Solutions, Inc. *	20,680
		69,601
	SOFTWARE - 3.0%
300	VMware, Inc. - Cl. A *	25,482

	TOTAL COMMON STOCK (Cost - $537,036)	529,203

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)(Continued)
Shares		Value

	EXCHANGE TRADED FUNDS - 29.8%
	COMMODITY FUND - 3.0%
200	SPDR Gold Shares *	$ 25,582

	DEBT FUND - 5.6%
1,300	PowerShares Fundamental High Yield Corporate Bond Portfolio	23,764
600	SPDR Barclays Capital High Yield Bond ETF	24,006
		47,770
	EQUITY FUND - 21.2%
300	iShares MSCI Chile Investable Market Index Fund	22,206
1,800	iShares MSCI Singapore Index Fund	23,796
400	iShares MSCI Thailand Index Fund	24,824
350	iShares MSCI Turkey Index Fund	24,510
1,100	JPMorgan Alerian MLP Index ETN	37,114
450	Market Vectors - Gold Miners ETF	25,169
700	Market Vectors Junior Gold Miners ETF *	23,380
		180,999

	TOTAL EXCHANGE TRADED FUNDS (Cost - $253,001)	254,351

	SHORT-TERM INVESTMENTS - 93.4%
	MONEY MARKET FUND - 93.4%
795,547	AIM STIT-Government & Agency Portfolio, 0.02% **	795,547
	(Cost - $795,547)

	TOTAL INVESTMENTS - 185.3% (Cost - $1,585,584)	$ 1,579,101
	OTHER LIABILITIES LESS ASSETS - (85.3) %	(726,753)
	NET ASSETS - 100.0%	$ 852,348

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on September 30, 2010

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,844
	Unrealized depreciation:	(9,327)
	Net unrealized depreciation:	$ (6,483)

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 1,585,584
At value	$ 1,579,101
Receivable for securities sold	217,921
Receivable due from Advisor	45,232
Dividends and interest receivable	8
Prepaid expenses & other assets	2,869
TOTAL ASSETS	1,845,131

LIABILITIES
Payable for securities purchased	972,437
Fees payable to other affiliates	6,718
Distribution (12b-1) fees payable	161
Accrued expenses and other liabilities	13,467
TOTAL LIABILITIES	992,783
NET ASSETS	$ 852,348

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 931,708
Undistributed net investment income	1,650
Accumulated net realized loss from investments and securities sold short	(74,527)
Net unrealized depreciation of investments	(6,483)
NET ASSETS	$ 852,348

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 431
Shares of beneficial interest outstanding	47
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 9.09

Institutional Class Shares:
Net Assets	$ 454,478
Shares of beneficial interest outstanding	50,001
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 9.09

No-Load Class Shares:
Net Assets	$ 397,439
Shares of beneficial interest outstanding	43,759
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 9.08

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2010 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 8,253
Interest	45
TOTAL INVESTMENT INCOME	8,298

EXPENSES
Investment advisory fees	3,971
Distribution (12b-1) fees - No-Load Class	311
Transfer agent fees	20,752
Administration fees	14,865
Fund accounting fees	12,098
Audit fees	6,757
Legal fees	6,757
Chief compliance officer fees	5,574
Printing expenses	4,505
Registration fees	3,513
Custody fees	2,891
Trustees' fees	1,652
Insurance expense	253
Other expenses	901
TOTAL EXPENSES	84,800

Fees waived/reimbursed by the Advisor	(78,152)

NET EXPENSES	6,648
NET INVESTMENT INCOME	1,650

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(74,527)
Net change in unrealized depreciation on investments	(6,483)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(81,010)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (79,360)

(a) The Strategic Investing Long-Short Fund commenced operations on May 3, 2010.

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ 1,650
Net realized gain from investments	(74,527)
Net change in unrealized depreciation of investments	(6,483)
Net decrease in net assets resulting from operations	(79,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	426
Institutional Class	500,010
No-Load Class	450,082
Payments for shares redeemed:
Class C	-
Institutional Class	-
No-Load Class	(18,810)
Net increase in net assets from shares of beneficial interest	931,708

TOTAL INCREASE IN NET ASSETS	852,348

NET ASSETS
Beginning of Period	-
End of Period*	$ 852,348
*Includes undistributed net investment income of:	$ 1,650

SHARE ACTIVITY
Class C:
Shares Sold	47
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	47

Institutional Class:
Shares Sold	50,001
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	50,001

No-Load Class:
Shares Sold	45,851
Shares Redeemed	(2,092)
Net increase in shares of beneficial interest outstanding	43,759

(a) The Strategic Investing Long-Short Fund commenced operations on May 3, 2010.

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C	Institutional Class	No-Load Class

	Period Ended September 30, 2010 (Unaudited)(1)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.05	0.01	0.03
Net realized and unrealized gain on investments	(0.96)	(0.92)	(0.95)
Total from investment operations	(0.91)	(0.91)	(0.92)

Net asset value, end of period	$ 9.09	$ 9.09	$ 9.08

Total return (3,4)	(9.10)%	(9.10)%	(9.20)%

Net assets, at end of period (000's)	$ 0	$ 454	$ 397

Ratio of gross expenses to average net assets (5,6)	23.94%	26.94%	26.17%
Ratio of net expenses to average net assets (6)	2.99%	1.99%	2.24%
Ratio of net investment income to average net assets (6)	6.55%	0.33%	0.81%

Portfolio Turnover Rate (4)	10,701%	10,701%	10,701%

(1)	The Strategic Investing Long-Short Fund's Class C, Institutional Class and No-Load Class shares commenced operations on May 3, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.

See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

1. ORGANIZATION

The Strategic Investing Long-Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s primary investment objective is capital appreciation with managing volatility and market risk as a secondary objective.

The Fund currently offers three classes of shares; Class C, Institutional Class and No-Load Class shares.  All shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets *
Common Stocks	529,203	-	-	529,203
Exchange Traded Funds	254,351	-	-	254,351
Money Market Funds	795,547	-	-	795,547
Total	1,579,101	-	-	1,579,101

                          The Fund did not hold any Level 3 securities during the period.

                          *Refer to the Portfolio of Investments for industry classification.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions during the period ended September 30, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax year.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

3.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $25,637,408 and $24,772,843, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Strategic Investing Funds, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the period ended September 30, 2010, the Fund incurred $3,971 of advisory fees.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation) do not exceed 2.99%, 1.99% and 2.24% per annum of the Fund’s average daily net assets for the Class C, Institutional Class and No-Load Class shares, respectively.  During the period ended September 30, 2010 the Advisor waived fees totaling $3,971 and reimbursed fees totaling $74,181.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class C, Institutional Class and No-Load Class shares are subsequently less than 2.99%, 1.99% and 2.24% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99%, 1.99% and 2.24% of average daily net assets for the Class C, Institutional Class and No-Load Class shares, respectively.  If Fund Operating Expenses attributable to the Class C, Institutional Class and No-Load Class shares subsequently exceed 2.99%, 1.99% and 2.24% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of September 30, 2010 there was $78,152 of fee waiver reimbursements subject to recapture by September 30, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Class C shares and 0.25% of its average daily net assets for No-Load Class shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended September 30, 2010, pursuant to the Plan, the Class C Shares paid $0 and the No-Load Class Shares paid $311.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2010, the Fund incurred expenses of $5,574 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2010, GemCom collected amounts totaling $3,525 for EDGAR and printing services performed.

5.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted the following events:

STRATEGIC INVESTING LONG-SHORT FUND

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the Strategic Investing Long-Short Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategic Investing Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 3, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Strategic Investing Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/3/10	Ending Account Value 9/30/10	Expenses Paid During Period 5/3/10 – 9/30/10*	Expense Ratio During the Period 5/3/10 – 9/30/10
Class C	$1,000.00	$909.00	$11.81	2.99%
Institutional Class	1,000.00	909.00	7.86	1.99%
No-Load Class	1,000.00	908.00	8.84	2.24%

Hypothetical (5% return before expenses)**	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10***	Expense Ratio During the Period 4/1/10-9/30/10
Class C	$1,000.00	$1,010.08	$15.07	2.99%
Institutional Class	1,000.00	1,015.09	10.05	1.99%
No-Load Class	1,000.00	1,013.84	11.31	2.24%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (151) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 9/30/10.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-562-1207 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-562-1207.

INVESTMENT ADVISOR

Strategic Investing Funds, LLC

2435 N. Central Expressway, Suite 888

Richardson, TX 75080

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/10